Commitments and Contingencies (Guarantees and Letters of Credit) (Details) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 3		$ 3
Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		$ 52		$ 49
Payment Guarantee | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Guaranty Liabilities		45
Letters of Credit Outstanding, Amount		27
Surety Bonds
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		$ 82		$ 67